Long-Term Debt - Summary of Long-Term Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities Of Long Term Debt [Abstract]
2014	$ 14,050
2015	14,050
2016	14,050
2017	274,050
2018	14,050
Thereafter	1,327,725
Total	$ 1,657,975	$ 1,845,774